Financial instruments (Tables)	12 Months Ended
Sep. 30, 2025
Financial instruments
Schedule of net US dollar exposure

Year ended
September 30,
2025

US denominated
Assets	$4,627,168
Liabilities	(218,577)
Net US$ exposure	$4,408,591

Impact to profit if 5% movement in US$	$220,430

Schedule of contractual obligations

At September 30, 2025, contractual obligations were as follows:

					5 years and
Payment due:	Total	Within 1 year	1 to 3 years	3 to 5 years	beyond

Minimum royalty commitments	$2,000,000	$200,000	$500,000	$600,000	$700,000
Accounts payable and accrued liabilities	2,310,662	2,310,662	—	—	—
Lease obligations	2,250,220	169,053	617,088	414,488	1,049,591
Total contractual obligations	$6,560,882	$2,679,715	$1,117,088	$1,014,488	$1,749,591